Note 8 - Long-term Bank Loans - Summary of Future Annual Loan Repayments for Long-term Debt (Details)	Dec. 31, 2020 USD ($)
2021	$ 20,891,840
2022	8,884,460
2023	37,525,000
Total	$ 67,301,300